Statements of Operations (Parentheticals) - $ / shares		7 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023
Common Shares Subject to Possible Redemption
Diluted weighted average shares outstanding			2,712,329
Redeemable Common Stock
Diluted net income (loss) per share			$ 0.14
Non-redeemable Common Stock
Diluted weighted average shares outstanding	[1],[2]	1,716,418	2,527,123
Diluted net income (loss) per share		$ 0.00	$ 0.14

[1]	Excludes 375,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On October 1, 2023, the option expired unexercised, such that 375,000 shares of Class B common stock were forfeited by the Sponsor (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).